Current and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Current and Deferred Taxes [Abstract]
Schedule of Current Taxes
As of December 31, 2024 and 2023, the Bank recognizes taxes payable (recoverable), which is determined based on the currently applicable tax legislation. This amount is recorded net of recoverable taxes, and is shown as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Summary of current tax liabilities (assets)
Current tax (assets)	(60)	(146)
Current tax liabilities	48,548	163,878

Total tax payable (recoverable)	48,488	163,732

(Assets) liabilities current taxes detail (net)
Income tax, tax rate	241,640	256,257
Minus:
Provisional monthly payments	(191,294)	(89,631)
Credit for training expenses	(2,263)	(2,242)
Grant credits	(465)	(1,371)
Other	870	719
Total tax payable (recoverable)	48,488	163,732

Schedule of Effect on Income Tax Expense
The effect of income tax expense on income for the years ended December 31, 2024, 2023 and 2022 is comprised of the following items:

	As of December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Income tax expense
Current tax	243,136	238,875	139,961
Credits (debits) for deferred taxes
Origination and reversal of temporary differences	12,659	(131,195)	(52,181)
Valuation provision
Subtotals	255,795	107,680	87,780
Tax for rejected expenses (Article No21)	394	379	236
Other	(36,444)	(10,511)	5,608
Net charges for income tax expense	219,745	97,548	93,624
NOTE 13 - CURRENT AND DEFERRED TAXES, continued

Schedule of Effective Tax Rate Reconciliation
The reconciliation between the income tax rate and the effective rate applied in determining tax expenses as of December 31, 2024, 2024 and 2023, is as follows:

	For the year ended,
	2024		2023		2022
	Tax rate	Amount	Tax rate	Amount	Tax rate	Amount
	%	MCh$	%	MCh$	%	MCh$
Tax calculated over profit before tax	27.00	291,491	27.00	186,674	27.00	238,415
Price level restatement for tax purposes (1)	(9.84)	(106,221)	(12.19)	(84,289)	(18.70)	(165,164)
Single penalty tax (rejected expenses)	0.04	394	(0.12)	379	0.03	236
Other	3.16	34,081	(0.12)	(5,216)	2.28	20,137
Effective tax rates and expenses for income tax	20.35	219,745	14.57	97,548	10.60	93,624
(1)Mainly corresponds to the permanent differences originated from the Tax Capital Monetary Correction and the effect of the bonds received under article 104 of the Tax Law.

Schedule of Effect of Deferred Taxes on Comprehensive Income
Below is a summary of the separate effect of deferred tax on other comprehensive income, showing the asset and liability balances, for the years ended December 31, 2024 and 2023:

	As of December 31,
	2024	2023
	MCh$	MCh$
Deferred tax assets
Debt instruments at FVOCI	19,158	30,150
Cash flow hedges	21,006	24,599
Total deferred tax assets recognised through other comprehensive income	40,164	54,749

Deferred tax liabilities
Debt instruments at FVOCI	(1,025)	(5,919)
Cash flow hedges	—	(47,391)
Total deferred tax liabilities recognised through other comprehensive income	(1,025)	(53,310)

Net deferred tax balances in equity	39,139	1,439
Deferred taxes in equity attributable to shareholders of the Bank	39,639	1,938
Deferred tax in equity attributable to non-controlling interests	(500)	(499)
NOTE 13 - CURRENT AND DEFERRED TAXES, continued

Schedule of Effect of Deferred Taxes on Income
As of December 31, 2024 and 2023, the Bank has recorded effects for deferred taxes in the financial statements:

	As of December 31,
	2024	2023
	MCh$	MCh$
Deferred tax assets
Interests and adjustments	22,854	19,679
Extraordinary charge-offs	43,585	38,421
Assets received in lieu of payment	-	53
Property, plant and equipment valuation	5,222	6,426
Allowance for loan losses	245,571	219,226
Provision for expenses	81,310	77,149
Derivatives	290	275
Leased assets	75,092	106,230
Subsidiaries tax losses	608	1,108
Right of use assets	18,058	27,761
Others	-	2,398
Total deferred tax assets	492,590	498,726

Deferred tax liabilities
Valuation of investments	(9,612)	(473)
Prepaid expenses	(29,799)	(3,829)
Assets received in lieu of payment	(676)	-
Derivatives	(94,003)	(127,080)
Lease obligations	(16,903)	(27,433)
Exchange rate adjustments	(6,093)	(5,384)
Other	(14,063)	(427)
Total deferred tax liabilities	(171,149)	(164,626)

Schedule of Deferred Tax Assets and Liabilities
Below is a summary of the deferred taxes impact on equity and income:

	As of December 31,
	2024	2023
	MCh$	MCh$
Deferred tax assets
Recognised through other comprehensive income	40,164	54,749
Recognised through profit or loss	492,590	498,726
Total deferred tax assets	532,754	553,475

Deferred tax liabilities
Recognised through other comprehensive income	(1,025)	(53,310)
Recognised through profit or loss	(171,149)	(164,626)
Total deferred tax liabilities	(172,174)	(217,936)

Summary of the Deferred Taxes and Current Taxes in Financial Statements
Below is a summary of the deferred taxes and current taxes in financial statements :

	As of December 31,
	2024	2023
	MCh$	MCh$
Deferred taxes
Deferred tax assets before reclassifying	532,754	553,475
Reclassifying (netting)	(171,498)	(214,389)
Deferred tax asset after reclassifying	361,256	339,086

Deferred tax liabilities before reclassifying	(172,174)	(217,936)
Reclassifying (netting)	171,498	214,389
Deferred tax liabilities after reclassifying	(676)	(3,547)

Current taxes
Current tax asset before reclassifying	194,118	93,605
Reclassifying (netting)	(194,058)	(93,459)
Current tax asset after reclassifying	60	146

Current tax liabilities before reclassifying	(242,606)	(257,337)
Reclassifying (netting)	194,058	93,459
Current tax liabilities after reclassifying	(48,548)	(163,878)